Statement of Compliance - Summary of Impact on Net of Tax on Transition to New Update on Retained Earnings and Non-controlling Interests (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩)
Retained earnings [member]
Disclosure of initial application of standards or interpretations [line items]
Shipping services included in the sales contract	₩ (949)
Separate construction contract determined to be a single performance obligation	452
Variable consideration for sales discounts and price adjustments based on performance	(2,613)
Change in revenue recognition method for contracts without enforceable right to payment	(1,189)
Change in percentage of completion due to excessive use of materials	(2,855)
Recognize prepaid contract cost as an expense	(63,753)
Total	(70,907)
Non-controlling interests [member]
Disclosure of initial application of standards or interpretations [line items]
Shipping services included in the sales contract	(156)
Separate construction contract determined to be a single performance obligation	628
Variable consideration for sales discounts and price adjustments based on performance	172
Change in revenue recognition method for contracts without enforceable right to payment	(1,115)
Change in percentage of completion due to excessive use of materials	(1,512)
Recognize prepaid contract cost as an expense	(56,993)
Total	₩ (58,976)